Nature of operations and summary of significant accounting policies (Details-Accrued hauler expenses) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accrued expenses beginning	$ 37,429	$ 41,339
Changes in estimate related to prior period	156	1,804
Estimated accrual related to current period	56,984	43,357
Accrued expenses ending	49,607	37,429
Accrued Liabilities [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Invoiced by vendors in the current period	(37,726)	(43,288)
Changes in estimate related to prior period	297	1,949
Estimated accrual related to current period	$ 49,607	$ 37,429